Member's Interest (Schedule Of Stock Options Outstanding) (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
iHM [Member]
Outstanding, Options	2,509
Granted	0
Exercised	0
Forfeited	(125)
Expired	(83)
Outstanding, Options	2,301
Exercisable	1,480
Expected to vest	797
Outstanding, Price	$ 33.11
Granted	$ 0
Exercised	$ 0
Forfeited	$ 36
Expired	$ 36
Outstanding, Price	$ 32.85
Exercisable	$ 31.95
Expected to vest	$ 35.2
Outstanding, Weighted Average Remaining Contractual Term	4 years 4 months
Exercisable	4 years
Expected to vest	4 years 8 months
Outstanding, Aggregate intrinsic value	$ 0
Exercisable, Aggreate intrinsic value	0
Expected to vest, Aggreate intrinsic value	0
CCOH [Member]
Outstanding, Options	6,909
Granted	627
Exercised	(459)
Forfeited	(628)
Expired	(424)
Outstanding, Options	6,025
Exercisable	4,471
Expected to vest	1,487
Outstanding, Price	$ 9.6
Granted	$ 8.64
Exercised	$ 5.23
Forfeited	$ 8.11
Expired	$ 10.58
Outstanding, Price	$ 9.92
Exercisable	$ 10.56
Expected to vest	$ 8.08
Outstanding, Weighted Average Remaining Contractual Term	5 years 1 month
Exercisable	4 years 1 month
Expected to vest	7 years 10 months
Outstanding, Aggregate intrinsic value	13,956
Exercisable, Aggreate intrinsic value	10,065
Expected to vest, Aggreate intrinsic value	$ 3,729